THE BERKSHIRE FUNDS

                              Berkshire Focus Fund


                      SUPPLEMENT DATED NOVEMBER 20, 2007
                    (TO THE PROSPECTUS DATED MAY 1, 2007)


   On November 15, 2007, the Board of Trustees of The Berkshire Funds agreed to broaden the amount of foreign securities eligible for purchase by the Berkshire Focus Fund. Accordingly, the Prospectus and Statement of Additional Information have been revised as follows:


   The following replaces the paragraph under the heading "FOREIGN SECURITIES" on page 12 of the Prospectus:


FOREIGN SECURITIES

The Fund may invest in foreign securities. These investments may be publicly traded in the United States or on a foreign exchange and may be bought and sold in a foreign currency. The Adviser generally selects foreign securities on a stock-by-stock basis based on growth potential. Foreign investments are subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues.


                   INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                             FOR FUTURE REFERENCE

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                              THE BERKSHIRE FUNDS

                              Berkshire Focus Fund


                      SUPPLEMENT DATED NOVEMBER 20, 2007
        (TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2007)


   The following replaces the first paragraph under the heading "FOREIGN INVESTMENTS" on page 4 of the Statement of Additional Information:


FOREIGN INVESTMENTS:

The Fund may invest in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, generally are higher than for U.S. investments.


                   INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                             FOR FUTURE REFERENCE